Property and Equipment - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,586	$ 2,364	$ 2,474
Less: accumulated depreciation and amortization	(1,805)	(1,534)	(1,340)
Property and equipment, net	781	830	1,134
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,348	1,170	1,072
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	214	246	347
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	203	203	225
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	757	745	830
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 64